UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Pennsylvania Municipal Money Market Fund
August 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--104.0%	Rate (%)		Date	Amount ($)	Value ($)

Allegheny County,
GO Notes, Refunding (Insured;
FGIC)		5.10	10/1/06	300,000	300,399
Allegheny County Industrial
Development Authority, IDR
(Watson Rhenania Coatings
Company Project) (LOC; PNC
Bank)		3.49	9/7/06	1,420,000 a	1,420,000
Allegheny County Industrial
Development Authority, Revenue
(Sewickley Academy) (LOC; PNC
Bank)		3.46	9/7/06	185,000 a	185,000
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue, Refunding (Longwood
at Oakmont Project) (Insured;
Radian Group and Liquidity
Facility; Bank of America)		3.62	9/1/06	5,680,000 a	5,680,000
Allegheny County Port Authority,
Subordinate Lien Special
Transportation Revenue
(Insured; MBIA)		5.38	6/1/07	2,485,000	2,514,497
Bald Eagle Area School District,
GO Notes (Insured; FSA)		4.00	10/1/06	360,000	360,109
Berks County Industrial
Development Authority,
Manufacturing Facilities
Revenue (The Bachman Company
Project) (LOC; PNC Bank)		3.49	9/7/06	1,425,000 a	1,425,000
Berks County Industrial
Development Authority, Revenue
(Beacon Container Corporation
Project) (LOC; Wachovia Bank)		3.56	9/7/06	710,000 a	710,000
Berks County Industrial
Development Authority, Revenue
(EJB Paving and Materials Co.
Project) (LOC; Wachovia Bank)		3.56	9/7/06	580,000 a	580,000
Berks County Industrial
Development Authority, Revenue
(Fleetwood Industries Business
Trust Project) (LOC; First
Tennessee Bank)		3.51	9/7/06	2,370,000 a	2,370,000
Bucks County Industrial
Development Authority, IDR
(Dunmore Corporation Project)
(LOC; Wachovia Bank)		3.56	9/7/06	1,830,000 a	1,830,000

Bucks County Industrial
Development Authority, Revenue
(Christian Life Center
Project) (LOC; Wachovia Bank)	3.51	9/7/06	265,000 a	265,000
Butler Area School District,
GO Notes (Insured; FGIC)	3.85	9/1/06	330,000	330,000
Butler County Industrial
Development Authority, EDR
(Armco Inc. Project) (LOC;
Fifth Third Bank)	3.49	9/7/06	1,535,000 a	1,535,000
Butler County Industrial
Development Authority, EDR
(Butler County Family YMCA
Project) (LOC; National City
Bank)	3.47	9/7/06	6,500,000 a	6,500,000
Chester County,
Revenue (LOC; PNC Bank)	3.51	9/7/06	1,900,000 a	1,900,000
Chester County Industrial
Development Authority, Student
Housing Revenue (University
Student Housing LLC Project)
(LOC; Citizens Bank of
Pennsylvania)	3.46	9/7/06	4,000,000 a	4,000,000
Conewago Valley School District,
GO Notes (Insured; FGIC)	3.90	9/1/06	370,000	370,000
Conrad Weiser Area School
District, GO Notes (Insured;
FSA)	3.90	10/1/06	605,000	605,135
Cumberland County
GO (Insured; AMBAC and
Liquidity Facility; Wachovia
Bank)	3.46	9/1/06	3,285,000 a	3,285,000
Cumberland County Municipal
Authority, College Revenue
(Messiah College Project)
(Insured; AMBAC)	5.50	10/1/06	140,000	140,187
Dauphin County,
GO Notes (Insured; AMBAC)	3.85	11/15/06	100,000	100,059
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wachovia Bank)	3.56	9/7/06	4,000,000 a	4,000,000
Delaware County Industrial
Development Authority, Revenue
(Melmark Incorporated Project)
(LOC; Commerce Bank)	3.46	9/7/06	1,250,000 a	1,250,000
East Hempfield Township Industrial
Development Authority, IDR
(Mennonite Home Project) (LOC;
M&T Bank)	3.52	9/7/06	2,300,000 a	2,300,000
East Hempfield Township Industrial
Development Authority, Revenue
(BGT Realty Project) (LOC;
Fulton Bank)	3.56	9/7/06	2,750,000 a	2,750,000

East Hempfield Township Industrial
Development Authority, Revenue
(Student Lodging Inc. Project)
(LOC; Fulton Bank)	3.51	9/7/06	4,000,000 a	4,000,000
Elizabethtown Industrial
Development Authority, College
Revenue (Elizabethtown College
Project) (LOC; Fulton Bank)	3.51	9/7/06	3,000,000 a	3,000,000
Erie County Hospital Authority,
Revenue (Union County Memorial
Hospital Project) (LOC; M&T
Bank)	3.46	9/7/06	1,800,000 a	1,800,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wachovia Bank)	3.56	9/7/06	800,000 a	800,000
Franklin County Industrial
Development Authority, Revenue
(Loudon Industries Inc.
Project) (LOC; M&T Bank)	3.78	9/7/06	1,300,000 a	1,300,000
Hampden Industrial Development
Authority, Revenue
(Pennsylvania Pipe, Inc.
Project) (LOC; Wachovia Bank)	3.56	9/7/06	1,105,000 a	1,105,000
Kiski Area School District,
GO Notes (Insured; FGIC)	3.90	9/1/06	465,000	465,000
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	3.46	9/7/06	265,000 a	265,000
Lancaster Industrial Development
Authority, EDR (Purple Cow
Partners LLC Project) (LOC;
First Tennessee Bank)	3.49	9/7/06	2,500,000 a	2,500,000
Lancaster Industrial Development
Authority, Revenue (Boose
Aluminum Foundry Project)
(LOC; Fulton Bank)	3.56	9/7/06	2,770,000 a	2,770,000
Lancaster Industrial Development
Authority, Revenue (Boose
Properties, LP Project) (LOC;
Fulton Bank)	3.56	9/7/06	2,055,000 a	2,055,000
Lancaster Industrial Development
Authority, Revenue (Ensco
Limited Project) (LOC; M&T
Bank)	3.61	9/7/06	180,000 a	180,000
Lancaster Industrial Development
Authority, Revenue (Farm and
Home Foundation of Lancaster
County Project) (LOC; Fulton
Bank)	3.51	9/7/06	2,615,000 a	2,615,000
Lancaster Industrial Development
Authority, Revenue (Snavely's
Mill, Inc. Project) (LOC;

Fulton Bank)	3.61	9/7/06	2,820,000 a	2,820,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton
Bank)	3.50	9/7/06	2,600,000 a	2,600,000
Langhorne Manor Borough Higher
Education and Health
Authority, Retirement
Communities Revenue (Wesley
Enhanced Living Obligated
Group) (Insured; Radian Group
and Liquidity Facility; Citizens
Bank Of Pennsylvania)	3.61	9/1/06	2,500,000 a	2,500,000
Lehigh County Industrial
Development Authority, Revenue
(Impress Industries Inc.
Project) (LOC; Wachovia Bank)	3.56	9/7/06	1,620,000 a	1,620,000
Lehigh County Industrial
Development Authority, Revenue
(Prior Coated Metals Project)
(LOC; Wachovia Bank)	3.66	9/7/06	675,000 a	675,000
Lower Lackawanna Valley Sanitary
Authority, Guaranteed Sewer
Revenue (Insured; AMBAC)	3.90	9/15/06	345,000	345,035
Montgomery County,
GO Notes	4.00	10/15/06	1,155,000	1,155,491
Montgomery County Industrial
Development Authority,
Retirement Community Revenue
(Adult Communities Total
Services Retirement Life
Communities Inc. Obligated
Group) (Insured; Radian Group and
Liquidity Facility; ABN-AMRO)	3.61	9/1/06	400,000 a	400,000
Montgomery County Industrial
Development Authority, Revenue
(Girl Scouts of Southeastern
Pennsylvania Project) (LOC;
Wachovia Bank)	3.51	9/7/06	200,000 a	200,000
Montgomery County Industrial
Development Authority, Revenue
(Independent Support Systems,
Inc. Project) (LOC; Wachovia
Bank)	3.51	9/7/06	150,000 a	150,000
Montgomery County Industrial
Development Authority, Revenue
(Northwestern Human Services,
Inc. Project) (LOC; Commerce
Bank)	3.68	9/7/06	13,460,000 a	13,460,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wachovia Bank)	3.56	9/7/06	1,000,000 a	1,000,000
Montgomery County Industrial

Development Authority,
Revenue, CP (Exelon Project)
(LOC; BNP Paribas)	3.58	9/14/06	5,000,000	5,000,000
New Castle Area Hospital
Authority, HR (Jameson
Memorial Hospital) (Insured;
FSA and Liquidity Facility;
PNC Bank)	3.50	9/7/06	1,525,000 a	1,525,000
Northampton County General Purpose
Authority, Revenue (Lafayette
College)	4.50	11/16/06	2,100,000	2,104,870
Northampton County Industrial
Development Authority, IDR
(S&L Plastics, Inc. Project)
(LOC; Bank of America)	3.55	9/7/06	2,750,000 a	2,750,000
Northampton County Industrial
Development Authority, Revenue
(Bardot Plastics Inc. Project)
(LOC; Wachovia Bank)	3.71	9/7/06	305,000 a	305,000
Northampton County Industrial
Development Authority, Revenue
(Reale Associated Project)
(LOC; Wachovia Bank)	3.56	9/7/06	1,660,000 a	1,660,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	3.56	9/7/06	2,030,000 a	2,030,000
Pennsylvania,
GO Notes	5.50	10/1/06	770,000	770,774
Pennsylvania,
GO Notes	5.25	10/16/06	300,000	300,688
Pennsylvania,
GO Notes	5.00	1/16/07	500,000	502,625
Pennsylvania,
GO Notes	5.25	2/1/07	220,000	221,649
Pennsylvania,
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	3.50	9/7/06	900,000 a,b	900,000
Pennsylvania Economic Development
Financing Authority, EDR (LOC;
PNC Bank)	3.49	9/7/06	1,150,000 a	1,150,000
Pennsylvania Economic Development
Financing Authority, EDR (LOC;
PNC Bank)	3.49	9/7/06	700,000 a	700,000
Pennsylvania Economic Development
Financing Authority, EDR
(Edward C. Ford Jr. and
Williams J. Knepper Project)
(LOC; PNC Bank)	3.49	9/7/06	350,000 a	350,000
Pennsylvania Economic Development
Financing Authority, EDR (L.
Michael and Janet Arnold Project)
(LOC; PNC Bank)	3.49	9/7/06	650,000 a	650,000

Pennsylvania Economic Development
Financing Authority, EDR
(Premium Molding Project)
(LOC; PNC Bank)	3.49	9/7/06	900,000 a	900,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (York Water
Co. Project) (Insured; XLCA
and Liquidity Facility; PNC
Bank)	3.49	9/7/06	6,410,000 a	6,410,000
Pennsylvania Economic Development
Financing Authority, Revenue
(LOC; Wachovia Bank)	3.56	9/7/06	700,000 a	700,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Westrum Harleysville II, L.P.
Project) (LOC; FHLB)	3.47	9/7/06	1,000,000 a	1,000,000
Pennsylvania Economic Development
Financing Authority, RRR
(Insured; AMBAC and Liquidity
Facility; Citibank NA)	3.47	9/7/06	2,500,000 a,b	2,500,000
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management Inc.)
(Liquidity Facility: Lloyds
TSB Bank PLC and Merrill Lynch)	3.48	9/7/06	4,495,000 a,b	4,495,000
Pennsylvania Energy Development
Authority, Energy Development
Revenue (B&W Ebensburg
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.45	9/7/06	5,000,000 a	5,000,000
Pennsylvania Higher Educational
Facilities Authority, HR
(Liquidity Facility; Lloyds
TSB Bank PLC and LOC; Lloyds
TSB Bank PLC)	3.47	9/7/06	5,945,000 a,b	5,945,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Putters Program) (Association
of Independent Colleges and
Universities of Pennsylvania
Program) (Insured; Radian Group
and Liquidity Facility; JPMorgan
Chase Bank)	3.47	9/7/06	1,500,000 a,b	1,500,000
Pennsylvania Housing Finance
Agency, SFMR	3.75	10/1/07	930,000 c	930,000
Pennsylvania Housing Finance
Authority, Revenue (Insured;
FSA and Liquidity Facility;
Merrill Lynch)	3.48	9/7/06	2,280,000 a,b	2,280,000
Philadelphia,
Airport Revenue (Insured; MBIA
and Liquidity Facility;
Merrill Lynch)	3.49	9/7/06	1,000,000 a,b	1,000,000

Philadelphia,
GO Notes, TRAN	4.50	6/29/07	2,500,000	2,514,503
Philadelphia Authority for
Industrial Development, IDR (I
Rice Assiciates LP Project)
(LOC; Wachovia Bank)	3.56	9/7/06	500,000 a	500,000
Philadelphia Authority for
Industrial Development,
Revenue (Lannett Company)
(LOC; Wachovia Bank)	3.56	9/7/06	230,000 a	230,000
Philadelphia Authority for
Industrial Development,
Revenue (Today's Graphics,
Inc. Project) (LOC; Wachovia
Bank)	3.56	9/7/06	500,000 a	500,000
Philadelphia School District,
GO Notes, TRAN (LOC; Bank of
America)	4.50	6/29/07	3,000,000	3,017,152
Pittsburgh
(Insured; MBIA)	5.00	9/1/06	500,000	500,000
Roaring Fork Municipal Products
LLC (Insured; MBIA and
Liquidity Facility; The Bank
of New York)	3.56	9/7/06	10,830,000 a,b	10,830,000
Schuylkill County Industrial
Development Authority, IDR (M
& Q Packing Corporation
Project) (LOC; PNC Bank)	3.53	9/7/06	670,000 a	670,000
Souderton Area School District,
GO Notes (Insured; FGIC)	3.80	11/15/06	575,000	575,000
State Public School Building
Authority, School Revenue
(Putters Program) (Insured;
FSA and Liquidity Facility; PB
Finance Inc.)	3.47	9/7/06	3,220,000 a,b	3,220,000
Telford Industrial Development
Authority, Revenue (Ridgetop
Project) (LOC; Bank of America)	3.55	9/7/06	4,730,000 a	4,730,000
Temple University of the
Commonwealth System of Higher
Education, University Funding
Obligations	5.00	4/26/07	280,000	282,179
Towanda Area School District,
GO Notes (Insured; FGIC)	3.90	9/1/06	365,000	365,000
Towanda Area School District,
GO Notes (Insured; FSA)	4.00	9/1/06	215,000	215,000
Upper Merion Area School District,
GO Notes (Insured; FSA)	5.35	9/1/06	100,000	100,000
Venango County Industrial
Development Authority, RRR, CP
(Scrubgrass Project) (LOC;
Dexia Credit Locale)	3.68	10/5/06	3,096,000	3,096,000
York County Industrial Development
Authority, Revenue (495
Leasing Project) (LOC;

Wachovia Bank)	3.56	9/7/06	500,000 a	500,000
York Redevelopment Authority,
Revenue (LOC; M&T Bank)	3.68	9/7/06	3,515,000 a	3,515,000

Total Investments (cost $185,426,352)			104.0%	185,426,352
Liabilities, Less Cash and Receivables			(4.0%)	(7,051,685)
Net Assets			100.0%	178,374,667

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $32,670,000 or 18.3% of net assets.
c Purchased on a delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment-In-Lieu-Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	October 18, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)